TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of key management personnel compensation - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of key management personnel compensation [Line Items]
Remuneration	$ 13,701	$ 14,841	$ 17,826
Management fees	411	307	468
Non-monetary benefits	1,815	748	740
Short-term benefits	31,124	45,653	36,970
Long-term benefits	8,577	2,412
Share-based payments	3,296	(7,210)	13,173
Termination benefits	1,428	1,404
Total	$ 60,352	$ 58,155	$ 69,177